Investment property - Fair Value of Investment Properties Valuation Method (Details) - Level 3 of fair value hierarchy [member]	Dec. 31, 2023 $ / a	Dec. 31, 2022 $ / a	Dec. 31, 2021 $ / a
Discounted cash flows | Discount rate | MIN | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0700	0.0750	0.0775
Discounted cash flows | Discount rate | MAX | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.1221	0.1224	0.1215
Discounted cash flows | Exit cap rate | MIN | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0650	0.0650	0.0675
Discounted cash flows | Exit cap rate | MAX | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0899	0.0899	0.0899
Discounted cash flows | Inflation rates | MIN | UNITED STATES | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.021	0.021	0.023
Discounted cash flows | Inflation rates | MIN | MEXICO | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.036	0.034	0.0355
Discounted cash flows | Inflation rates | MAX | UNITED STATES | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.030	0.035	0.030
Discounted cash flows | Inflation rates | MAX | MEXICO | Buildings and land
Disclosure of detailed information about investment property [line items]
Value/range	0.0425	0.050	0.0415
Market comparable | Price per acre | Land reserves
Disclosure of detailed information about investment property [line items]
Value/range	195,196	239,266	149,153